Commitments - Nickel Operations (Details) - PTVI	12 Months Ended
Dec. 31, 2018
Commitments
Divestment of shares to Indonesian participants ( as a percentage )	20.00%
Shares registered with Indonesian stock exchange ( as a percentage )	20.00%